TRANSACTIONS WITH RELATED PARTIES (Details 1) - Key Management Personnel Of Entity Or Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Remuneration	$ 17,826	$ 16,514	$ 17,185
Management fees	468	556	547
Non-monetary benefits	740	778	864
Short-term benefits	36,970	23,459	19,814
Share-based payments	13,173	8,085	10,811
Total	$ 69,177	$ 49,392	$ 49,221